Summary of Significant Accounting Policies (Details) - Schedule of property and straight-line method over their estimated useful lives	12 Months Ended
Mar. 31, 2023
Public Utility, Property, Plant and Equipment [Line Items]
Office real estate	48 years
Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Furniture and equipment	3 years
Production and other machineries	5 years
Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Furniture and equipment	6 years
Production and other machineries	10 years